IAI Investment Funds VII, Inc.
                                                                File No. 2-39560




                         SUPPLEMENT DATED MARCH 22, 2000
                  TO THE JOINT PROSPECTUS DATED AUGUST 1, 1999
                                       OF
                            IAI GROWTH & INCOME FUND
                 (A PORTFOLIO OF IAI INVESTMENT FUNDS VII, INC.)

Growth & Income Fund generally closed to new investors on February 17, 2000. Shareholders of the Fund as of such closing date may continue to add to an account through the reinvestment of dividends on any Fund shares owned, through an existing systematic purchase or exchange plan, or through an existing retirement plan allocation. No changes in these plans or allocations having the effect of increasing current purchases of Fund shares will be permitted while the Fund is closed.

                       FUND INVESTMENT IN MATRIXONE, INC.

Growth & Income Fund has historically invested a small portion of its assets directly in privately held, early-stage developing companies. One such company, MatrixOne, Inc. ("MatrixOne"), offered shares of its common stock for public sale (an "initial public offering" or "IPO") on March 1, 2000. Following the IPO, there was a substantial increase in the market price of MatrixOne stock. The IPO also resulted in increased risks associated with investing in the Fund.

Certain of these risks result from the percentage of the Fund's net assets invested in MatrixOne. Based on the value of the MatrixOne holdings determined by the Fund's Securities Valuation Committee, MatrixOne accounted for approximately 7% of the Fund's net assets as of March 21, 2000. Because MatrixOne accounts for such a significant percentage of the Fund's net assets, the Fund's shareholders will be subject, to a greater extent than is normally the case in a diversified mutual fund, to the particular risks of MatrixOne. These risks are discussed below under "Information about MatrixOne, Inc. set forth in its Prospectus dated March 1, 2000." In addition, shareholders will be subject to risks resulting from the potential illiquidity of the MatrixOne shares. Certificates representing the Fund's shares of MatrixOne contain legends restricting their transfer. Because of potential difficulties in having these legends removed, it may be difficult for the Fund to sell its shares of MatrixOne. Investment Advisers, Inc. ("IAI"), the Fund's adviser, is working with MatrixOne's transfer agent to remove these legends restricting transfer. However, IAI may be unable to have such restrictions removed. As a result, the Fund may be forced to sell other securities instead in order to meet redemption requests or to forego other investment opportunities. This occurrences could have a negative effect on the Fund's performance. The percentage of the Fund's net assets that are not readily marketable, including the MatrixOne shares, was approximately 8% as of March 21, 2000.

The Fund's holdings on MatrixOne will also subject the Fund to significant additional risk of net asset value volatility. Following the March 1, 2000 IPO at $25.00 per share, the stock of MatrixOne has traded as high as $85.00, as low as $43.00, and its market price at the close of business on March 21, 2000 was $46.3125. The market price of MatrixOne common stock is likely to continue to be highly volatile. Factors such as fluctuations in MatrixOne's operating results, announcements of technological innovations, new products or new services by MatrixOne or by its partners, competitors or customers or its competitors' developments with respect to patents or proprietary rights, announcement of litigation by or against MatrixOne, changes in stock market analyst recommendations regarding MatrixOne or its competitors, and general market conditions may have a significant effect on the market price of MatrixOne's common stock and a corresponding effect on the Fund's net asset value. IAI and the Fund's Securities Valuation Committee will continue to act in the best interests of Fund shareholders and to value the Fund's MatrixOne stock using a "fair value" methodology, which includes a component reflecting the recent settlement of litigation relating to the Fund's ownership of MatrixOne.

                        INFORMATION ABOUT MATRIXONE, INC.
                 SET FORTH IN ITS PROSPECTUS DATED MARCH 1, 2000

The following information, insofar as it pertains to MatrixOne, is based solely on information contained in MatrixOne's Prospectus dated March 1, 2000, for its IPO, and has not been independently verified by the Fund. MatrixOne is required to file periodic and special reports with the Securities and Exchange Commission which may contain more current information than that contained in the Prospectus. The Prospectus, the Registration Statement of which it is a part, and such periodic and special reports may be obtained as described below under "Additional Available Information on MatrixOne."

MatrixOne intends to be a leading provider of Internet business collaboration software. Its eMatrix suite of products serves as an Internet platform facilitating collaboration among different departments and geographic locations of global organizations. Its software is also designed to serve as a backbone for an enterprise to collaborate through the Internet with its customers, suppliers and other business partners. Its eMatrix line of products integrates different business processes and facilitates the exchange of information and ideas such as conceptual planning and design of new products, design for manufacturability, new product introduction and a variety of other key business activities. Additionally, MatrixOne provides services such as implementation, training, maintenance and customer support, designed to ensure that its customers successfully utilize its eMatrix products.

The investment in MatrixOne is also subject to other significant risk factors specifically related to MatrixOne, including:

     (1) its future success is uncertain because it has significantly changed its business;
     (2) it may not achieve anticipated revenues if market acceptance of its eMatrix line of software products is not forthcoming;
     (3) the market for its eMatrix software products is newly emerging and demand for business collaboration software may not evolve and could decline;
     (4) it has a history of losses, expects to incur substantial losses in the future and may not achieve or maintain profitability;
     (5) if it is unable to obtain additional capital as needed in the future, its business may be adversely affected and the market price of its common stock could significantly decline;
     (6) its quarterly revenues and operating results are likely to fluctuate and if it fails to meet the expectations of securities analysts or investors, its stock price could decline;
     (7) its lengthy and variable sales cycle makes it difficult to predict when or if sales will occur and therefore it may experience an unplanned shortfall in revenues;
     (8) it may not achieve its anticipated revenues if large software and service orders expected in a quarter are not planned or are delayed;
     (9) it will not succeed unless it can compete in its markets;
     (10) if it is not successful in developing new products and services that keep pace with technology, its operating results will suffer;
     (11) if its existing customers do not license additional software products from them, it may not achieve growth in its revenues;
     (12) its revenues could decline if it does not develop and maintain successful relationships with systems integrators and complementary technology vendors;
     (13) its international operations and planned expansion expose it to business risks which could cause its operating results to suffer;
     (14) it depends on licensed third-party technology, the loss of which could result in increased costs of or delays in licenses of its products;
     (15) if systems integrators are not available or fail to perform adequately, its customers may suffer implementation delays and a lower quality of customer service, and it may incur increased expenses;
     (16) it may not be able to increase revenues if it does not expand its sales and distribution channels;
     (17) it currently performs many implementations of its software products on a fixed-price basis, which could cause a decline of its gross margins;
     (18) its rapid growth is placing a significant strain on its resources, and its business will suffer if it fails to manage its growth properly;
     (19) it depends on key personnel to manage its business effectively, and if it is unable to retain key personnel, its ability to compete could be harmed;
     (20) its future acquisitions may negatively affect is ongoing business operations and its operating results;
     (21) its products may contain defects that could harm its reputation, be costly to correct, delay revenues and expose it to litigation;
     (22) its failure to protect its intellectual property could harm its name recognition efforts and ability to compete effectively;
     (23) it could incur substantial costs defending its intellectual property from claims of infringement;
     (24) it could be adversely impacted by the Year 2000 problem;
     (25) its management may use the proceeds of the IPO and the concurrent private placement in ways that do not increase its profits or its market value;
     (26) its stock price could be volatile which may lead to losses by investors;
     (27) it is at the risk of securities class action litigation due to its expected stock price volatility;
     (28) its executive officers and directors and their affiliates will retain significant control over it after the IPO and the concurrent private placement, which may lead to conflicts with other stockholders over corporate governance matters;
     (29) future sales by existing shareholders could depress the market price of its common stock; and
     (30) anti-takeover provisions in its organizational documents and Delaware Law could prevent or delay a change in control of MatrixOne.

                  ADDITIONAL AVAILABLE INFORMATION ON MATRIXONE

MatrixOne has filed with the Securities and Exchange Commission a Registration Statement and Prospectus dated March 1, 2000, referred to above. The Registration Statement, including exhibits filed therewith, and the Prospectus may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 and at the regional offices of the Commission located at Seven World Trade Center, 13th Floor, New York, New York 10048 and Citicorp Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials may be obtained from the Public Reference Section of the Commission, Room 1034, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 and its public reference facilities in New York, New York, and Chicago, Illinois, at prescribed rates. In addition, the Commission maintains a World Wide Web site that contains reports, proxy and information statements that are filed electronically with the Commission. The address of the site is http://www.sec.gov.

MatrixOne's offices are located at Two Executive Drive, Chelmsford, Massachusetts, 01824, its telephone number is (978) 322-2000, and the address of its Internet site is http://www.matrixone.com. MatrixOne's Nasdaq National Market Symbol is MONE.